Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment and Subsegments

The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities

Investment Management	Investment Management

Insurance Solutions	Individual Life Employee Benefits

The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities

Investment Management	Investment Management

Insurance Solutions	Individual Life Employee Benefits

Schedule of Operating Earnings Before Income Taxes from Segments

The summary below reconciles operating earnings before income taxes for the segments to Income (loss) before income taxes for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Retirement Solutions:
Retirement	$269.9	$195.0
Annuities	113.8	63.3
Investment Management	71.2	64.2
Insurance Solutions:
Individual Life	90.8	88.4
Employee Benefits	46.5	44.7

Total Ongoing Businesses	592.2	455.6
Corporate	(102.9)	(81.1)
Closed Blocks:
Closed Block Institutional Spread Products	33.0	31.0
Closed Block Other	6.4	33.1

Closed Blocks	39.4	64.1

Total operating earnings before income taxes	528.7	438.6

Adjustments:
Closed Block Variable Annuity	(815.5)	(525.8)
Net investment gains (losses) and related charges and adjustments	42.6	192.9
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	35.5	93.3
Loss related to businesses exited through reinsurance or divestment	(33.9)	(24.2)
Income (loss) attributable to noncontrolling interests	(16.6)	202.1
Other adjustments to operating earnings	(30.3)	(36.7)

Income (loss) before income taxes	$(289.5)	$340.2

The summary below reconciles operating earnings before income taxes for the segments to Income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Retirement Solutions:
Retirement	$448.6	$441.9	$469.6
Annuities	102.2	387.6	115.0
Investment Management	134.5	87.5	50.1
Insurance Solutions:
Individual Life	196.2	279.3	313.5
Employee Benefits	109.4	83.3	82.0

Total Ongoing Businesses	990.9	1,279.6	1,030.2
Corporate	(182.3)	(230.2)	(399.1)
Closed Blocks:
Closed Block Institutional Spread Products	45.7	83.2	(3.8)
Closed Block Other	64.0	(13.0)	(6.7)

Closed Blocks	109.7	70.2	(10.5)

Total operating earnings before income taxes	918.3	1,119.6	620.6

Adjustments:
Closed Block Variable Annuity	(692.3)	(564.5)	(220.2)
Net investment gains (losses) and related charges and adjustments	455.5	71.8	(96.4)
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	97.2	(269.4)	(30.0)
Loss related to businesses exited through reinsurance or divestment	(45.8)	(35.1)	(3.3)
Income (loss) attributable to noncontrolling interests	138.2	190.9	(10.3)
Loss on early extinguishment of debt	—	—	(108.3)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments	(165.0)	(157.8)	(47.5)
Other adjustments to operating earnings	(100.1)	(77.7)	(66.8)

Income (loss) before income taxes	$606.0	$277.8	$37.8

Scheudule of Revenue from Segments

The summary below reconciles operating revenues for the segments to Total revenues for the periods indicated:

	Six Months Ended June 30,
	2013	2012
Retirement Solutions:
Retirement	$1,180.1	$1,119.3
Annuities	611.6	679.9
Investment Management	280.5	260.8
Insurance Solutions:
Individual Life	1,381.9	1,421.2
Employee Benefits	629.8	627.1

Total Ongoing Businesses	4,083.9	4,108.3
Corporate	25.0	33.5
Closed Blocks:
Closed Block Institutional Spread Products	64.6	73.3
Closed Block Other	14.5	19.0

Closed Blocks	79.1	92.3

Total operating revenues	4,188.0	4,234.1

Adjustments:
Closed Block Variable Annuity	(504.3)	(180.6)
Net realized investment gains (losses) and related charges and adjustments	(11.5)	300.5
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	90.7	68.8
Revenues related to businesses exited through reinsurance or divestment	(67.9)	35.8
Revenues (loss) attributable to noncontrolling interests	101.2	284.1
Other adjustments to operating revenues	163.0	104.5

Total revenues	$3,959.2	$4,847.2

The summary below reconciles operating revenues for the segments to Total revenues for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Retirement Solutions:
Retirement	$2,271.9	$2,225.4	$2,179.0
Annuities	1,307.0	1,401.4	1,482.5
Investment Management	545.5	491.9	454.5
Insurance Solutions:
Individual Life	2,793.9	2,785.0	2,613.4
Employee Benefits	1,251.2	1,246.2	1,277.8

Total Ongoing Businesses	8,169.5	8,149.9	8,007.2
Corporate	65.9	(13.7)	(132.3)
Closed Blocks:
Closed Block Institutional Spread Products	127.2	188.1	167.6
Closed Block Other	43.8	52.2	64.3

Closed Blocks	171.0	240.3	231.9

Total operating revenues	8,406.4	8,376.5	8,106.8

Adjustments:
Closed Block Variable Annuity	(70.0)	794.9	677.7
Net realized investment gains (losses) and related charges and adjustments	603.4	219.2	47.7
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	83.1	(399.0)	(66.9)
Revenues related to businesses exited through reinsurance or divestment	64.6	116.1	137.6
Revenues (loss) attributable to noncontrolling interests	313.8	399.1	143.2
Other adjustments to operating revenues	214.0	212.0	228.1

Total revenues	$9,615.3	$9,718.8	$9,274.2

Segment Information

The following is a summary of certain financial information for the Company’s segments for the years ended December 31, 2012, 2011 and 2010.

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees.

	Years Ended December 31,
	2012	2011	2010
Investment management intersegment revenues	$157.6	$164.1	$156.8

Schedule of Assets from Segments

The summary below presents Total assets for the Company’s segments as of the dates indicated:

	June 30, 2013	December 31, 2012
Retirement Solutions:
Retirement	$89,837.5	$86,504.3
Annuities	26,653.1	27,718.6
Investment Management	432.0	498.5
Insurance Solutions:
Individual Life	25,462.4	25,319.0
Employee Benefits	2,528.1	2,657.0

Total Ongoing Businesses	144,913.1	142,697.4
Corporate	3,247.6	5,593.4
Closed Blocks:
Closed Block Variable Annuity	48,740.7	49,157.6
Closed Block Institutional Spread Products	4,519.8	4,392.2
Closed Block Other	7,859.7	8,239.1

Closed Blocks	61,120.2	61,788.9

Total assets of segments	209,280.9	210,079.7
Noncontrolling interest	7,842.6	6,314.5

Total assets	$217,123.5	$216,394.2

The summary below presents Total assets for the Company’s segments as of December 31, 2012 and 2011:

	2012	2011
Retirement Solutions:
Retirement	$86,504.3	$76,076.8
Annuities	27,718.6	29,969.5
Investment Management	498.5	507.6
Insurance Solutions:
Individual Life	25,319.0	24,527.8
Employee Benefits	2,657.0	2,586.6

Total Ongoing Businesses	142,697.4	133,668.3
Corporate	5,593.4	3,328.6
Closed Blocks:
Closed Block Variable Annuity	49,157.6	47,564.3
Closed Block Institutional Spread Products	4,392.2	6,234.7
Closed Block Other	8,239.1	8,821.6

Closed Blocks	61,788.9	62,620.6

Total assets of segments	210,079.7	199,617.5
Noncontrolling interest	6,314.5	3,955.3

Total assets	$216,394.2	$203,572.8